Inventories (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Inventories Net
Inventories as at December 31, 2021 and 2022, are as follows:

	December 31, 2021						December 31, 2022
( i n millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation Allowance		Book amount
Merchandise	￦	601,360	￦	(120,304)	￦	481,056	￦	768,748	￦	(96,010)	￦	672,738
Others		33,089		—		33,089		44,935		—		44,935

Total	￦	634,449	￦	(120,304)	￦	514,145	￦	813,683	￦	(96,010)	￦	717,673